Accrued Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Accrued Liabilities [Line Items]
Accrued pre-clinical and clinical trial expenses		$ 5,264	$ 4,004
Accrued compensation and benefits		4,346	3,513
Accrued legal and professional services expenses		1,036	813
Other		174	72
Total accrued liabilities	$ 16,264	$ 10,820	$ 8,402